Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Liability For Future Policy Benefit Gross Premiums And Interest Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	¥ 486,676	¥ 471,859	¥ 456,924
Liability for Future Policy Benefit, Interest Expense	34,979	31,466	28,105
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	202,621	184,650	168,805
Liability for Future Policy Benefit, Interest Expense	14,801	13,895	13,142
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	193,321	199,809	205,787
Liability for Future Policy Benefit, Interest Expense	11,499	10,509	9,720
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	90,734	87,400	82,332
Liability for Future Policy Benefit, Interest Expense	¥ 8,679	¥ 7,062	¥ 5,243